INCOME TAXES (Tables)	12 Months Ended
Nov. 25, 2018
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate reconciliation

The Company’s income tax expense differed from the amount computed by applying the U.S. federal statutory income tax rate of 22.4% to income before income taxes as follows:

	Year Ended
	November 25, 2018		November 26, 2017		November 27, 2016
	(Dollars in thousands)
Income tax expense at U.S. federal statutory rate	$111,755	22.4%	$122,073	35.0%	$142,541	35.0%
State income taxes, net of U.S. federal impact	11,102	2.2%	7,598	2.2%	6,943	1.7%
Change in valuation allowance	(9,239)	(1.9)%	(9,624)	(2.8)%	—	—%
Impact of foreign operations	(21,674)	(4.3)%	(50,650)	(14.5)%	(28,727)	(7.1)%
Reassessment of tax liabilities	(12,552)	(2.5)%	(5,553)	(1.6)%	(2,387)	(0.6)%
Stock-based compensation(1)	(10,715)	(2.1)%	(5,602)	(1.6)%	—	—%
Deduction related to subsidiaries	—	—%	—	—%	(6,788)	(1.7)%
Other, including non-deductible expenses(1)	2,742	0.5%	5,983	1.7%	4,469	1.2%
Impact of US Tax Act	143,359	28.7%	—	—%	—	—%

Total	$214,778	43.0%	$64,225	18.4%	$116,051	28.5%

(1)	Classification of stock-based compensation for 2017 has been conformed to the November 25, 2018 presentation.

Schedule of income before income tax, domestic and foreign

The U.S. and foreign components of income before income taxes were as follows:

	Year Ended
	November 25, 2018	November 26, 2017	November 27, 2016
	(Dollars in thousands)
Domestic	$151,229	$67,407	$189,478
Foreign	348,793	281,374	217,782

Total income before income taxes	$500,022	$348,781	$407,260

Schedule of components of income tax expense (benefit)

Income tax expense consisted of the following:

	Year Ended
	November 25, 2018	November 26, 2017	November 27, 2016
	(Dollars in thousands)
U.S. Federal
Current	$12,468	$7,936	$7,122
Deferred	126,210	1,240	66,840

	$138,678	$9,176	$73,962

U.S. State
Current	$6,447	$3,441	$2,097
Deferred	4,655	4,157	4,846

	$11,102	$7,598	$6,943

Foreign
Current	$61,605	$53,334	$40,754
Deferred	3,393	(5,883)	(5,608)

	$64,998	$47,451	$35,146

Consolidated
Current	$80,520	$64,711	$49,973
Deferred	134,258	(486)	66,078

Total income tax expense	$214,778	$64,225	$116,051

Schedule of deferred tax assets and liabilities

The Company’s deferred tax assets and deferred tax liabilities were as follows:

	November 25, 2018	November 26, 2017
	(Dollars in thousands)
Deferred tax assets
Foreign tax credit carryforwards	$133,620	$123,593
State net operating loss carryforwards	9,708	8,302
Foreign net operating loss carryforwards	52,327	59,157
Employee compensation and benefit plans	144,597	214,798
Advance royalties	22,366	46,757
Accrued liabilities	22,119	29,169
Sales returns and allowances	20,342	39,030
Inventory	9,985	19,553
Property, plant and equipment	11,380	8,826
Unrealized foreign exchange gains or losses	5,467	23,058
Other(1)	9,749	18,197

Total gross deferred tax assets	441,660	590,440
Less: Valuation allowance	(21,970)	(38,692)

Deferred tax assets, net of valuation allowance	419,690	551,748

Deferred tax liabilities
U.S. Branches(1)	(19,107)	(17,128)
Residual tax liability on unremitted foreign earnings	(5,737)	—

Total deferred tax liabilities	(24,844)	(17,128)

Total net deferred tax assets	$394,846	$534,620

(1)	Classification of U.S. Branch deferred taxes for 2017 has been conformed to the November 25, 2018 presentation.

Summary of valuation allowance

The following table details the changes in valuation allowance during the year ended November 25, 2018:

	Valuation Allowance at November 26, 2017	Changes in Related Gross Deferred Tax Asset	Change / (Release)	Valuation Allowance at November 25, 2018
	(Dollars in thousands)
U.S. state net operating loss carryforwards	$1,520	$576	$—	$2,096
Foreign net operating loss carryforwards and other foreign deferred tax assets	37,172	(1,056)	(16,242)	19,874

	$38,692	$(480)	$(16,242)	$21,970

Schedule of unrecognized tax benefits roll forward

The following table reflects the changes to the Company’s unrecognized tax benefits for the year ended November 25, 2018 and November 26, 2017:

	November 25, 2018	November 26, 2017
	(Dollars in thousands)
Unrecognized tax benefits beginning balance	$33,786	$29,053
Increases related to current year tax positions	3,657	4,779
Increases related to tax positions from prior years	5,686	5,625
Decreases related to tax positions from prior years	(13,731)	(4,050)
Settlement with tax authorities	—	—
Lapses of statutes of limitation	(1,811)	(1,956)
Other, including foreign currency translation	(993)	335

Unrecognized tax benefits ending balance	$26,594	$33,786